Intangible Assets (Details) - Schedule of Components of Intangible Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Intangible Assets [Line Items]
Gross Carrying Amount	$ 33,033	$ 140,181
Accumulated Amortization	(14,640)	(106,769)
Net Carrying Amount	18,393	$ 33,412
Computer software [Member]
Schedule of Components of Intangible Assets [Line Items]
Average useful life		5 years
Gross Carrying Amount	33,033	$ 140,181
Accumulated Amortization	(14,640)	(106,769)
Net Carrying Amount	$ 18,393	$ 33,412